INTERNATIONAL EQUITY PORTFOLIO

                                  ANNUAL REPORT
                                October 31, 1996

                         INTERNATIONAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996
                           (expressed in U.S. dollars)

 Shares                                                                  Value
 ------                                                                  -----
          COMMON STOCKS, RIGHTS
          & WARRANTS (98.9%)

          AUSTRALIA (1.7%)
          ENERGY
  11,575  Broken Hill Proprietary Co., Ltd. .................         $  153,679
  21,350  Woodside Petroleum, Ltd. ..........................            150,614
                                                                      ----------
                                                                         304,293
                                                                      ----------
          GOLD MINES
  26,250  RGC, Ltd. ..........................................           118,599
                                                                      ----------
          MATERIALS
   6,935  CRA, Ltd. ..........................................           108,730
  23,715  WMC, Ltd. ..........................................           149,065
                                                                      ----------
                                                                         257,795
                                                                      ----------
          TOTAL AUSTRALIA ....................................           680,687
                                                                      ----------

          FRANCE (6.3%)
          CAPITAL EQUIPMENT
   2,400  Alcatel Alsthom ....................................           204,675
                                                                      ----------
          CONSUMER DURABLES
   1,480  Peugeot SA .........................................           154,296
                                                                      ----------
          CONSUMER NON-DURABLES
     440  Bongrain SA ........................................           178,152
     960  LVMH ...............................................           219,885
                                                                      ----------
                                                                         398,037
                                                                      ----------
         FINANCE
  2,060  Societe Generale ...................................            222,017
                                                                      ----------
         MEDIA & ADVERTISING
  1,110  Canal Plus .........................................            274,867
  2,840  Havas SA ...........................................            186,537
  2,240  Television Francaise 1 .............................            238,349
                                                                      ----------
                                                                         699,753
                                                                      ----------
         RETAIL
    582  Comptoirs Modernes .................................            278,449
                                                                      ----------
         SERVICES
  1,625  Accor SA .......................................                204,059
    690  Sodexho SA .....................................                333,494
                                                                      ----------
                                                                         537,553
                                                                      ----------
         TOTAL FRANCE ...................................              2,494,780
                                                                      ----------

         GERMANY (2.2%)
         BANKING
  7,150  Commerzbank AG .................................                160,053
  3,510  Depfa Bank AG ..................................                144,164
                                                                      ----------
                                                                         304,217

         CAPITAL EQUIPMENT
  2,520  Siemens AG ..........................................           130,210
                                                                      ----------
         ENERGY
  2,730  VEBA AG .............................................           145,604
                                                                      ----------
         PHARMACEUTICALS
  3,770  Merck KGaA* .........................................           138,462
                                                                      ----------
         RETAIL
  1,560  Metro AG* ...........................................           127,940
                                                                      ----------
         TOTAL GERMANY .......................................           846,433
                                                                      ----------
         HONG KONG (4.2%)
         BANKING
 36,000  Dao Heng Bank Group, Ltd. ...........................           158,299
                                                                      ----------
         INSURANCE
157,000  National Mutual Asia, Ltd. ..........................           131,981
                                                                      ----------
         MATERIALS
396,000  C.P. Pokphand Co. ...................................           131,877
                                                                      ----------
         MULTI-INDUSTRY
 29,000  Guoco Group, Ltd. .................................             153,397
 23,000  Hutchison Whampoa, Ltd. ............................            160,627
 21,000  Jardine Matheson Hldgs., Ltd. ......................            118,650
 17,000  Swire Pacific, Ltd. ................................            150,054
                                                                      ----------
                                                                         582,728
                                                                      ----------

                         INTERNATIONAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                          October 31, 1996 (continued)
                           (expressed in U.S. dollars)

 Shares                                                                  Value
 ------                                                                  -----
        HONG KONG (continued)
        REAL ESTATE
20,000  Cheung Kong Hldgs., Ltd. ...........................          $  160,368
31,000  New World Development
           Co., Ltd. .......................................             180,414
15,000  Sun Hung Kai Properties, Ltd. ......................             170,715
                                                                      ----------
                                                                         511,497
                                                                      ----------
        TELECOMMUNICATIONS
72,800  Hong Kong
           Telecommunications, Ltd. ........................             128,517
                                                                      ----------
        TOTAL HONG KONG ....................................           1,644,899
                                                                      ----------
        INDIA (2.8%)
        CONSUMER DURABLES
18,625  Ashok Leyland, Ltd. ................................             204,875
 5,635  Bajaj Auto, Ltd. ...................................             178,911
                                                                      ----------
                                                                         383,786
                                                                      ----------
        FINANCE
19,900  Industrial Credit & Investment
           Corp. of India, Ltd. ............................             216,413
                                                                      ----------
        MATERIALS
 9,815  Grasim Industries, Ltd. ............................             137,410
61,135  Indo Gulf Fertilisers and
          Chemicals Corp., Ltd. ............................              42,794
17,655  Reliance Industries, Ltd. ..........................             196,412
5,525   Southern Petrochemicals
          Industries Corp., Ltd. .............................            21,409
                                                                      ----------
                                                                         398,025
                                                                      ----------
         PHARMACEUTICALS
  6,355  Ranbaxy Laboratories, Ltd. ........................             119,156
                                                                      ----------
         TOTAL INDIA .......................................           1,117,380
                                                                      ----------
         INDONESIA (1.1%)
         BANKING
 49,000  Bank Bali .........................................             100,975
122,250  Bank Dagang Nasional ..............................              86,598
                                                                      ----------
                                                                         187,573
                                                                      ----------

        CAPITAL EQUIPMENT
 3,000  Voksel Electric .......................................            1,030
                                                                      ----------
        MATERIALS
40,000  Semen Cibinong ........................................           87,580
                                                                      ----------
        MULTI-INDUSTRY
 2,000  Centris Multipersada Pratama ..........................              816
                                                                      ----------
        PHARMACEUTICALS
90,000  Kalbe Farma ...........................................          106,255
                                                                      ----------
        REAL ESTATE
91,000  Ciputra Development ...................................           66,415
 2,000  Ciputra Development (Rights) ..........................              202
                                                                      ----------
                                                                          66,617
                                                                      ----------
        TOTAL INDONESIA ........................................         449,871
                                                                      ----------
        IRELAND (2.7%)
        BANKING
25,000  Irish Permanent, Plc ..................................          190,116
                                                                      ----------
        CONSUMER NON-DURABLES
43,360  Greencore Group, Plc ..................................          252,774
                                                                      ----------
        MATERIALS
57,400  Smurfit (Jefferson) Group, Plc ........................          158,899
                                                                      ----------
        MEDIA & ADVERTISING
47,441  Independent Newspapers, Plc ...........................          253,003
                                                                      ----------
        PHARMACEUTICALS
 7,678  Elan Corp., Plc., ADR* ................................          213,064
                                                                      ----------
        TOTAL IRELAND .........................................        1,067,856
                                                                      ----------
        ITALY (2.4%)
        BANKING
12,030  Istituto Mobiliare Italiano SpA (IMI) ..................          95,201
                                                                      ----------

                         INTERNATIONAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                          October 31, 1996 (continued)
                           (expressed in U.S. dollars)

 Shares                                                                  Value
 ------                                                                  -----
        ITALY (continued)
        CONSUMER DURABLES
18,600  Ente Nazionale
           Idrocarbun SpA (ENI)* ...............................      $   89,076
30,100  Fiat SpA ...............................................          80,458
                                                                      ----------
                                                                         169,534
                                                                      ----------
        INSURANCE
 3,806  Assicurazioni Generali SpA .............................          73,511
15,000  Assicurazione Industriale
           SAI SpA .............................................          46,869
62,600  Istituto Nazionale
           Delle Assicurazioni SpA .............................          86,452
                                                                      ----------
                                                                         206,832
                                                                      ----------
        MEDIA
12,240  Mondadori (Arnoldo) Editore SpA ........................          90,368
                                                                      ----------
        RETAIL
16,000  Rinascente SpA .........................................          94,608
   800  Rinascente SpA (Warrants)* .............................             343
                                                                      ----------
                                                                          94,951
                                                                      ----------
        TELECOMMUNICATIONS
59,100  Telecom Italia Mobile SpA ..............................         122,135
70,300  Telecom Italia SpA .....................................         156,634
                                                                      ----------
                                                                         278,769
                                                                      ----------
        TOTAL ITALY ............................................         935,655
                                                                      ----------
        JAPAN (36.3%)
        BANKING
53,000  Asahi Bank, Ltd. .......................................         544,640
   300  Bank of Tokyo-Mitsubishi
           Bank, Ltd. ..........................................           6,113
84,000  Daiwa Bank, Ltd. .......................................         475,868
85,000  Long Term Credit Bank of Japan .........................         563,656
56,000  Mitsui Trust and
           Banking Co., Ltd. ...................................         541,039
65,000  Sakura Bank, Ltd. ......................................         616,574
47,000  Sumitomo Trust and
        Banking Co., Ltd. ....................................           520,135
                                                                       ---------
                                                                       3,268,025
                                                                       ---------
        CAPITAL EQUIPMENT
 3,200  Autobacs Seven Co., Ltd. ...........................             252,391
18,000  Bridgestone Corp. ..................................             303,544
14,000  NipponDenso Co., Ltd. ..............................             290,194
 6,600  Fanuc, Ltd. ........................................             211,585
17,000  Hitachi, Ltd. ......................................             150,806
71,000  Ishikawajima Harina Heavy
           Industries Co., Ltd. ............................             327,390
 2,200  Kandenko ...........................................              23,767
25,000  Kubota, Ltd. .......................................             141,408
12,200  Kurita Water Industries, Ltd. ......................             245,382
 4,000  Kyocera Corp. ......................................             263,844
 4,700  Mabuchi Motor Co., Ltd. ............................             239,427
27,000  Matsushita Electric
          Industrial Co., Ltd. .............................             260,858
 9,000  Murata Mfg. Co., Ltd. ..............................             289,315
18,000  Nippon Electric Glass, Ltd. ........................             275,087
26,000  Sekisui House, Ltd. ................................             274,033
                                                                      ----------
                                                                       3,549,031
                                                                      ----------
        CONSUMER DURABLES
15,000  Canon, Inc. ........................................             287,207
 5,000  TDK Corp. ..........................................             293,356
12,000  Toppan Printing ....................................             146,502
                                                                      ----------
                                                                         727,065
                                                                      ----------
        CONSUMER NON-DURABLES
10,000  Fuji Photo Film Co. ................................             287,207
23,000  Kao Corp. ..........................................             270,695
 4,200  Nintendo Co., Ltd. .................................             265,601
 5,800  Sony Corp. .........................................             347,934
                                                                      ----------
                                                                       1,171,437
                                                                      ----------
        ENERGY
46,000  Cosmo Oil Co. ......................................             248,878
10,800  Tokyo Electric Power Co. ...........................             247,578
                                                                      ----------
                                                                         496,456
                                                                      ----------
        FINANCE
 7,500  Orix Corp. .........................................             279,303
43,000  Yamaichi Securities Co., Ltd. ......................             239,445
                                                                      ----------
                                                                         518,748
                                                                      ----------

                         INTERNATIONAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                          October 31, 1996 (continued)
                           (expressed in U.S. dollars)

 Shares                                                                  Value
 ------                                                                  -----
        JAPAN (continued)
        BANKING
38,000  Yasuda Fire & Marine
          Insurance Co. ....................................         $   241,307
                                                                     -----------
        MATERIALS
35,000  Dai Nippon Ink & Chemicals .........................             149,708
83,000  Kawasaki Steel Corp. ...............................             255,878
19,000  NGK Spark Plug Co. .................................             195,248
24,000  Sumitomo Electric Industries, Ltd. .................             316,192
16,000  Sumitomo Forestry Co., Ltd. ........................             223,442
11,000  Tostem Corp. .......................................             315,928
                                                                     -----------
                                                                       1,456,396
                                                                     -----------
        MULTI-INDUSTRY
   300  Homewide Corp. .....................................               3,373
17,000  Sumitomo Corp. .....................................             137,218
                                                                     -----------
                                                                         140,591
                                                                     -----------
        PHARMACEUTICALS
12,000  Sankyo Co. .........................................             297,220
15,000  Taisho Pharmaceutical ..............................             297,747
14,000  Yamanouchi Pharmaceutical
           Co., Ltd. .......................................             284,046
                                                                     -----------
                                                                         879,013
                                                                     -----------
        SERVICES
 5,000  Ito-Yokado Co., Ltd. ...............................             249,440
17,000  Japan Radio Co. ....................................             226,955
 7,000  Kato Denki Co., Ltd. ...............................             100,830
 4,000  Secom Co., Ltd. ....................................             238,198
                                                                     -----------
                                                                         815,423
                                                                     -----------
        TELECOMMUNICATIONS
    33  DDI Corp. ..........................................             247,815
13,000  Denki Kogyo Co., Ltd. ..............................             115,322
 4,000  Japan Telecom Co., Ltd. ............................              96,263
 2,700  Kakusai Denshin Denwa ..............................             233,587
14,000  Matsushita Communications
           Industrial Co., Ltd. ............................             370,120
                                                                     -----------
                                                                       1,063,107
                                                                     -----------
        TOTAL JAPAN ........................................          14,326,599
                                                                     -----------
         MALAYSIA (4.3%)
         BANKING
 62,000  Commerce Asset Hldgs., Bhd .........................            404,908
                                                                     -----------

         FINANCE
246,000  Public Finance, Bhd ................................            379,735
                                                                     -----------
         REAL ESTATE
216,000  Bolton Properties, Bhd .............................            388,142
 83,000  IOI Properties, Bhd ................................            275,955
248,000  Lion Land, Bhd .....................................            248,344
                                                                     -----------
                                                                         912,441
                                                                     -----------
         TOTAL MALAYSIA .....................................          1,697,084
                                                                     -----------

         NETHERLANDS (3.6%)
         FINANCE
 13,515  Fortis Amev NV .....................................            403,849
                                                                     -----------
         MATERIALS
  3,100  Akzo Nobel NV ......................................            390,629
                                                                     -----------
         MEDIA & ADVERTISING
 37,160  Elsevier NV ........................................            617,618
                                                                     -----------
         TOTAL NETHERLANDS ..................................          1,412,096
                                                                     -----------
         SINGAPORE (2.0%)
         BANKING
 16,000  Development Bank of Singapore ......................            191,977
                                                                     -----------
         ENERGY
 60,000  DBS Land, Ltd. .....................................            189,137
                                                                     -----------
         FINANCE
 78,000  First Capital Corp., Ltd. ..........................            180,532
                                                                     -----------
         REAL ESTATE
 98,000  Wing Tai Hldgs., Ltd. ..............................            240,738
                                                                     -----------
         TOTAL SINGAPORE ....................................            802,384
                                                                     -----------
         SOUTH KOREA (0.8%)
         MULTI-INDUSTRY
    24   CITC Seoul Access Trust* ...........................            306,782
                                                                     -----------

                         INTERNATIONAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                          October 31, 1996 (continued)
                           (expressed in U.S. dollars)

 Shares                                                                  Value
 ------                                                                  -----
         SPAIN (2.0%)
         CONSUMER NON-DURABLES
  3,250   Tabacalera SA .........................................     $  118,951
                                                                      ----------
  3,900   Viscofan Envolturas SA ................................         55,629
                                                                      ----------
                                                                         174,580
                                                                      ----------
          ENERGY
  1,600   Repsol SA .............................................         52,228
                                                                      ----------

          FINANCE
  3,340   Argentaria SA .........................................        130,883
                                                                      ----------
          MULTI-INDUSTRY
  1,750   Corp Fin Alba .........................................        148,125
                                                                      ----------
          SERVICES
 10,970   Autopistas Cesa SA (Acesa) ............................        125,954
                                                                      ----------
          UTILITIES
  7,730   Telefonica de Espana ..................................        155,091
                                                                      ----------
          TOTAL SPAIN ...........................................        786,861
                                                                      ----------
          SWEDEN (2.6%)
          CAPITAL EQUIPMENT
  1,485   ASEA AB (B free) ......................................        165,534
  7,540   Atlas Copco AB (A free) ...............................        155,944
  7,200   Ericsson (LM)
             Telephone Co., ADR .................................        194,899
                                                                      ----------
                                                                         516,377
                                                                      ----------
          CONSUMER DURABLES
  2,770   Electrolux AB (B free) ................................        154,177
  5,470   Swedish Match AB* .....................................         16,304
  6,140   Volvo AB (B free) .....................................        127,456
                                                                      ----------
                                                                         297,937
                                                                      ----------
          MATERIALS
  1,920   Mo och Domsjo AB (B free) .............................         52,849
  4,600   Munksjo AB ............................................         45,470
                                                                      ----------
                                                                          98,319
                                                                      ----------
          MULTI-INDUSTRY
  3,090   Investor AB (B free) ..................................        124,527
  3,090   Scania AB (Warrants)* .................................          2,913
                                                                      ----------
                                                                         127,440
                                                                      ----------
          TOTAL SWEDEN ..........................................      1,040,073
                                                                      ----------
          SWITZERLAND (5.2%)
          BANKING
  3,900   CS Holding AG (Bearer)* ...............................        389,537
                                                                      ----------
          CONSUMER DURABLES
    660   SMH AG (Bearer) .......................................        404,668
                                                                      ----------
          CONSUMER NON-DURABLES
    455   Nestle AG (Registered)* ...............................        494,237
                                                                      ----------
          INSURANCE
    570   Winterthur Insurance ..................................        339,565
                                                                      ----------
          MATERIALS
    185   Ciba-Geigy AG .........................................        226,859
                                                                      ----------
          PHARMACEUTICALS
    180   Sandoz AG (Registered) ................................        208,481
                                                                      ----------
          TOTAL SWITZERLAND .....................................      2,063,347
                                                                      ----------
          UNITED KINGDOM (18.7%)
          BANKING
137,300   Bank of Scotland ......................................        630,186
                                                                      ----------
          CONSUMER NON-DURABLES
 43,500   Reckitt & Colman, Plc .................................        504,102
                                                                      ----------
          ENERGY
 56,975   PowerGen, Plc .........................................        472,937
                                                                      ----------
          MATERIALS
 65,200   Redland, Plc ..........................................        445,703
 26,600   RTZ Corp., Plc ........................................        425,583
                                                                      ----------
                                                                         871,286
                                                                      ----------

                         INTERNATIONAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                          October 31, 1996 (continued)
                           (expressed in U.S. dollars)

 Shares                                                                  Value
 ------                                                                  -----
          UNITED KINGDOM (continued)
          MULTI-INDUSTRY
 94,944   BTR, Plc ..........................................         $  397,918
 61,500   Grand Metropolitan, Plc ...........................            463,953
 92,900   Inchcape, Plc .....................................            433,957
                                                                      ----------
                                                                       1,295,828
                                                                      ----------
          PHARMACEUTICALS
 41,200   Glaxo Wellcome, Plc ...............................            647,103
                                                                      ----------
          RETAIL
 22,600   Marks & Spencer, Plc ..............................            189,805
 79,900   Safeway, Plc ......................................            474,016
 94,100   Tesco, Plc ........................................            510,015
                                                                      ----------
                                                                       1,173,836
                                                                      ----------
          SERVICES
 59,200   Ladbroke Group, Plc ...............................         $  192,227
210,354   TC Group, Plc .....................................            489,593
                                                                      ----------
                                                                         681,820
                                                                      ----------
          TELECOMMUNICATIONS
 58,600   Carlton Communications, Plc .......................            469,735
165,100   Vodafone Group, Plc ...............................            638,204
                                                                      ----------
                                                                       1,107,939
                                                                      ----------
          TOTAL UNITED KINGDOM ..............................          7,385,037
                                                                      ----------

TOTAL INVESTMENTS (identified cost
     $38,373,698) (a) ...............................   98.9%        $39,057,824
CASH AND OTHER ASSETS IN EXCESS
     OF LIABILITIES .................................    1.1             426,624
                                                       -----         -----------
NET ASSETS ..........................................  100.0%        $39,484,448
                                                       =====         ===========

--------------
*    non-income producing security

(a) The aggregate cost for federal income tax purposes is $38,373,698, the aggregate gross unrealized appreciation is $3,442,437 and the aggregate gross unrealized depreciation is $2,758,311 resulting in net unrealized appreciation of $684,126.










                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1996
                          (expresses in U.S. dollars)

ASSETS:
      Investments in securities, at value
        (identified cost $38,373,698) (Note 1) ..................   $39,057,824
      Cash (including $71,785 in foreign currency)...............       566,767
      Receivables for:
         Forward foreign currency exchange contracts
           sold - (Notes 1 and 4) ...............................       342,501
         Dividends ..............................................        98,092
         Investments sold .......................................        62,607
         Foreign tax reclaim.....................................         8,532
      Deferred organization expenses (Note 1)....................         3,036
                                                                    -----------
             Total Assets .......................................    40,139,359
                                                                    -----------

LIABILITIES:
      Payables for:
         Investments purchased...................................       612,774
         Investment advisory fee (Note 2) .......................        20,650
         Foreign withholding taxes...............................        15,163
         Expense reimbursement fee (Note 2) .....................         5,212
         Administrative fee (Note 2).............................         1,112
                                                                    -----------
             Total Liabilities ..................................       654,911
                                                                    -----------
NET ASSETS   ....................................................   $39,484,448
                                                                    ===========
Net Assets Consist of:
      Paid-in capital............................................   $38,456,422
      Net unrealized appreciation................................     1,028,026
                                                                    -----------
Net Assets ......................................................   $39,484,448
                                                                    ===========


                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            STATEMENT OF OPERATIONS
                      For the year ended October 31, 1996

                          (expressed in U.S. dollars)

INVESTMENT INCOME:
   Income:
     Dividends (net of foreign withholding tax of $128,329)         $  521,060
     Interest .............................................             29,723
                                                                    ----------
             Total Income .................................            550,783
                                                                    ----------
   Expenses:
     Investment advisory fee (Note 2) .....................            226,127
     Expense reimbursement fee (Note 2) ...................             73,964
     Administrative fee (Note 2) ..........................             12,176
     Amortization of organization expenses (Note 1) .......                889
                                                                    ----------
             Total Expenses ...............................            313,156
                                                                    ----------
             Net Investment Income ........................            237,627
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3)
   Net realized gain on:
     Investments ..........................................          1,725,975
     Foreign exchange transactions ........................            181,191
                                                                    ----------
                                                                     1,907,166
                                                                    ----------
   Net change in unrealized appreciation/depreciation on:
     Investments ..........................................            278,797
     Foreign currency translations ........................            855,764
                                                                    ----------
                                                                     1,134,561
                                                                    ----------
     Net Realized and Unrealized Gain .....................          3,041,727
                                                                    ----------
   Net Increase in Net Assets Resulting from Operations ...         $3,279,354
                                                                    ==========

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                          (expressed in U.S. dollars)

                                                                                         For the period
                                                                                          April 1, 1995
                                                                       For the year     (commencement of
                                                                           ended         operations) to
                                                                     October 31, 1996   October 31, 1995
                                                                     ----------------   ----------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income ..........................................   $    237,627       $    183,401
    Net realized gain on investments and foreign
      exchange transactions ........................................      1,907,166            513,894
    Net change in unrealized appreciation(depreciation) on
      investments and foreign currency translations ................      1,134,561           (106,535)
                                                                       ------------       ------------
      Net increase in net assets resulting from operations .........      3,279,354            590,760
                                                                       ------------       ------------
  Capital Transactions:
    Proceeds from contributions ....................................      9,914,234         27,500,000
    Value of withdrawals ...........................................     (1,900,000)              --
                                                                       ------------       ------------
      Net increase in net assets resulting from
        capital transactions .......................................      8,014,234         27,500,000
                                                                       ------------       ------------
        Total increase in net assets ...............................     11,293,588         28,090,760

NET ASSETS:
    Beginning of period ............................................     28,190,860            100,100
                                                                       ------------       ------------
    End of period ..................................................   $ 39,484,448       $ 28,190,860
                                                                       ============       ============


                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                          (expressed in U.S. dollars)

                                                                For the period
                                                                 April 1, 1995
                                               For the year    (commencement of
                                                   ended         operations) to
                                             October 31, 1996  October 31, 1995
                                             ----------------  ----------------
Supplemental Data:
  Portfolio turnover rate ..................          56%              23%
  Average commission rate paid per share* ..      $0.0191          $0.0152

* Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result, the above rate is not indicative of the commission arrangements currently in effect.


                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)

     1. Organization and Significant Accounting Policies. International Equity Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on April 1, 1995. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

     The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

          A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

          B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts

                         INTERNATIONAL EQUITY PORTFOLIO

                           (expressed in U.S. dollars)

     actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

          C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts (contracts) in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

          D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

          E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains.

          F. Deferred Organization Expenses. Expenses incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

     2. Transactions with Affiliates.

     Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the Adviser) for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the year ended October 31, 1996, the Portfolio incurred $226,127 for advisory services.

     Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the Administrator) for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon. For the year ended October 31, 1996, the Portfolio incurred $12,176 for administrative services.

                         INTERNATIONAL EQUITY PORTFOLIO

                           (expressed in U.S. dollars)

     Expense Reimbursement Fee. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.90% of the Portfolio's average daily net assets. For the year ended October 31, 1996, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $100,217 in expenses on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Co. (Cayman) Limited thereunder equals the aggregate amount of expenses paid by Brown Brother Harriman Trust Company (Cayman) Limited thereunder.

     3. Investment Transactions. For the year ended October 31, 1996, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $29,806,044 and $19,283,007, respectively. There were no purchases or sales of U.S. government obligations during the period. Custody fees for the Portfolio were reduced by $4,000 as a result of the Portfolio directing a portion of its portfolio transactions to certain unaffiliated brokers. Additionally custody fees for the Portfolio paid pursuant to the expense reimbursement agreement were reduced by approximately $115,977 as a result of an expense offset arrangement with the Portfolio's custodian.

     4. Financial Instruments with Off-Balance Sheet Risk. At October 31, 1996, the Portfolio had outstanding forward foreign currency exchange contracts as a hedge to protect against possible changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contracts.

     Forward foreign currency exchange contracts open at October 31, 1996:

    Contracts           In Exchange           Deliver          Unrealized
    to Deliver              For                 Date          Appreciation
    ----------              ---                 ----          ------------
JPY    1,500,000,000    $13,574,661           12/2/96          $  342,501
                        ===========                            ==========

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
International Equity Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Equity Portfolio as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year ended October 31, 1996 and for the period April 1, 1995 (commencement of operations) to October 31, 1995 (all expressed in U.S. dollars). These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of International Equity Portfolio at October 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche

Grand Cayman, Cayman Islands
December 17, 1996

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     The  following  investment   management   strategies  and  techniques  have
materially affected the Portfolio's performance for the fiscal year ended October 31, 1996.

INTERNATIONAL EQUITY PORTFOLIO

     International equity markets, as measured by the MSCI-EAFE Index, have risen a dollar adjusted 10.5% over the twelve month period ending October 31,
1996. A stable interest rate environment in Japan, coupled with declining interest rates in Europe during the early part of this year, provided support for equity markets worldwide. The continued depreciation of the Yen versus the US dollar during this period, however, dampened the overall returns. The Japanese market, the largest market outside the US, rose 10.3% in local currency terms, but translated to a decline of .8% as a result of currency depreciation. The Portfolio's employment of a defensive currency hedging policy to protect the Japanese assets against Yen depreciation contributed to the Portfolio's out-performance relative to its benchmark over the period. The Portfolio achieved a return of 10.8% for its investors this year.

         The Portfolio's strategy this year was to underweight exposure to Europe, primarily through an underweighted position in the German market. A combination of a poor economic environment projected for 1996, and an overvaluation of equity prices based on forecasted earnings prompted this strategy. The Portfolio continued its strategy of focusing on the growth prospects within Southeast Asia, but at a level lower than the previous year. The Japanese exposure within the Portfolio was brought up to a full weight by early this year, funded by the reductions in both Europe and Southeast Asia.

[The following information was depicted as a line graph in the printed material]

                         International Equity Portfolio
                                Growth of $10,000

Line graph with two axes: the X-axis represents years of operations; the Y-axis represents dollar value. The graph plots two lines: the first line represents the growth of a ten thousand dollar investment in the Fund from July 23, 1992 to October 31, 1996; the second line represents the growth of a ten thousand dollar investment in a portfolio of securities reflecting the composition of the MSCI-EAFE for the same time period. The graph points are as follows:

                           [GRAPH PLOT POINTS TO COME]

* net of fees and expenses

           Past performance is not predictive of future performance.